Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information
Document Type	POS AM
Entity Central Index Key	0001671502
Entity Registrant Name	Quoin Pharmaceuticals, Ltd.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1